UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/13

This N-CSR relates only to the series of the Registrant listed below, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Emerging Markets Debt
Local Currency Fund

SEMIANNUAL REPORT November 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Debt
Local Currency Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the six-month period from June 1, 2013, through November 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period produced a relatively challenging environment for most fixed-income securities, as a gradually strengthening U.S. economy and expectations of a more moderately stimulative monetary policy drove longer term interest rates higher and bond prices lower. Municipal bonds proved particularly sensitive to these developments, as the negative effects of rising rates were exacerbated by selling pressure among investors seeking safer havens.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth and credit conditions supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for more moderate economic expansion. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through November 30, 2013, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2013, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of –2.93%, Class C shares returned –3.29%, Class I shares returned –2.82%, and Class Y shares returned 1.20%.1 In comparison, the fund’s benchmark, the JPMorgan Government Bond Index – Emerging Markets Diversified (the “Index”), produced a –2.09% total return for the same period.2

Emerging-markets bonds and currencies encountered heightened volatility early in the reporting period amid economic and liquidity concerns. The fund lagged its benchmark due to overweighted exposure to Brazilian bonds and the effects of fees and expenses that are not reflected in the benchmark’s results.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models.A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations.We also consider technical market factors and the global risk environment. We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

Emerging Markets Encountered Heightened Volatility

The reporting period began in the midst of pronounced weakness in emerging debt and currency markets. Investors reacted negatively to remarks from Federal Reserve Board (the “Fed”) Chairman Ben Bernanke that U.S. monetary policymakers would begin backing away from their massive quantitative easing program sooner than

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

expected. Bernanke’s unexpectedly hawkish comments sparked shifts in investment capital from the emerging markets to more developed nations, causing emerging-markets bond prices to fall and currency exchange rates to decline sharply against the U.S. dollar. In addition, concerns intensified regarding economic slowdowns in some markets, including China, India, and Brazil.Widening current account deficits and budget deficits in countries such as Indonesia, Turkey, and South Africa also weighed on investor sentiment.

Markets generally stabilized in July and rallied from August through October when the Fed refrained from tapering its quantitative easing program and some countries considered financial reforms to shore up their economies and attract investment capital. Local institutional investors took advantage of attractive valuations after the sell-off, and foreign investors soon followed their lead. However, investors proved highly selective, favoring countries with current account surpluses and balanced budgets. Investors also weighed the credibility of individual nations’ central banks, avoiding nations that do not appear to be handling inflationary pressures effectively.While the rally erased many of the emerging debt and currency markets’ earlier losses, it was not sufficient to push the Index into positive territory by the reporting period’s end.

Currency and Duration Strategies Buoyed Fund Results

The fund’s returns compared to its benchmark were undermined to a degree by overweighted exposure to Brazilian bonds, offsetting relative strength in other positions.

For example, our currency allocation strategy proved relatively successful. Over much of the reporting period, the fund benefited from overweighted exposure to the U.S. dollar, which helped to cushion the brunt of relative weakness in most other currencies.The fund also was helped by relatively heavy exposure to the Nigerian naira, which recently was added to the benchmark. Conversely, the fund largely avoided weakness in the Turkish lira and Indonesian rupiah, as current account and budget deficits weighed on investor sentiment in those markets.The fund also scored successes from tactical trades in the Czech koruna and Brazilian real, as well as from an underweighted position in the weak Indian rupee.We employed currency forward contracts to establish currency positions in some markets.

With the notable exception of Brazil, our strategies in emerging bond markets also generally fared better than market averages. Overweighted exposure to longer term bonds in Russia and Nigeria helped the fund participate more fully in their relative strength, while underweighted positions in Indonesia and Turkey helped minimize participation in some of the weaker bond markets.

Finding Opportunities in Attractively Valued Markets

Although we expect heightened volatility to persist over the near term, we believe that some markets already have priced in more moderately accommodative monetary policies and higher interest rates in a recovering global economy. In our view, short-term volatility is likely to create opportunities for active currency and bond traders who recognize the significant structural and economic differences among various developing nations. As of the reporting period’s end, we have maintained overweighted exposure to the currencies of Nigeria, Poland, Russia, and Mexico, and to the bonds of Colombia and Russia.

December 16, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rate, political factors and government control.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ClassY shares returns are since inception 7/1/13.
2 SOURCE: FACTSET — The JPMorgan Government Bond Index – Emerging Markets Diversified is a
comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds.The Index does not include fund fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from June 1, 2013 to November 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2013 †

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††	$6.27	$9.86	$5.19	$4.06
Ending value (after expenses)	$970.70	$967.10	$971.80	$1,012.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2013

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††††	$6.43	$10.10	$5.32	$4.91
Ending value (after expenses)	$1,018.70	$1,015.04	$1,019.80	$1,020.21

†	From July 1, 2013 (commencement of initial offering) to November 30, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.00% for Class C and 1.05%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .97% for ClassY, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period June 1, 2013 to November 30, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.00% for Class C, 1.05% for
Class I and .97% for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—86.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	332,200,000	[b]	9,861,298
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	2,283,500,000		67,785,294
Brazil Notas do
Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	148,980,000	[c]	148,300,790
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	126,720,000		48,743,594
Colombian Government,
Sr. Unscd. Bonds	COP	4.38	3/21/23	23,613,000,000		10,920,401
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	32,259,500,000		14,997,662
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	114,825,700,000		59,689,157
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	50,232,000,000		32,757,400
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	[d]	23,162,778
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	19,283,620,000		86,654,079
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	3,410,220,000		16,347,233
Hungarian Government,
Bonds, Ser. 20/A	HUF	7.50	11/12/20	2,672,330,000		13,308,507
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0312	MYR	3.20	10/15/15	25,800,000		8,027,706
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0213	MYR	3.26	3/1/18	22,225,000		6,800,360
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0512	MYR	3.31	10/31/17	47,000,000		14,457,465
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0112	MYR	3.42	8/15/22	27,920,000		8,156,287

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0211	MYR	3.43	8/15/14	130,440,000		40,591,609
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0110	MYR	3.84	8/12/15	96,170,000		30,207,913
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0212	MYR	3.89	3/15/27	40,000,000		11,911,908
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 1/06	MYR	4.26	9/15/16	320,760,000		102,223,814
Mexican Government,
Bonds, Ser. S	MXN	4.00	11/15/40	51,547,000		20,359,772
Mexican Government,
Bonds, Ser. M	MXN	7.75	5/29/31	390,745,000		31,150,788
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	242,175,000		20,393,603
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	316,790,000		30,547,571
Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	2/27/14	1,408,400,000	[d]	8,643,371
Nigerian Government,
Bonds, Ser. 5YR	NGN	4.00	4/23/15	7,050,000,000		39,723,011
Nigerian Government,
Bonds, Ser. 5YR	NGN	15.10	4/27/17	6,355,560,000		42,763,610
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	7,825,155,000		55,862,912
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	9,816,405,000		73,418,529
Peruvian Government,
Gtd. Bonds	PEN	6.90	8/12/37	112,420,000		40,720,353
Peruvian Government,
Gtd. Bonds	PEN	6.95	8/12/31	179,000,000		65,726,113
Peruvian Government,
Bonds	PEN	8.20	8/12/26	184,575,000		79,243,540
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	118,000,000		9,496,700

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	875,700,000	[b]	70,476,782
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	2,180,000,000		52,290,120
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	538,000,000		13,273,330
Polish Government,
Bonds, Ser. 1023	PLN	4.00	10/25/23	61,800,000		19,190,086
Polish Government,
Bonds, Ser. 0416	PLN	5.00	4/25/16	48,000,000		16,231,209
Polish Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	79,000,000		27,122,925
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000		21,865,000
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	112,270,000		39,779,541
Romanian
Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	175,080,000		56,389,228
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	1,098,900,000		33,020,210
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	938,300,000		27,387,665
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	1,697,700,000		51,297,465
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	786,400,000		23,772,429
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	312,575,000		8,744,537
Russian Government,
Bonds, Ser. 6208	RUB	7.50	2/27/19	965,500,000		29,608,880
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	890,075,000		27,188,419
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	516,600,000		15,678,868
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	565,410,000		17,450,242

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
South African Government,
Bonds, Ser. R212	ZAR	2.75	1/31/22	126,250,000	[e]	16,206,712
South African Government,
Sr. Unscd. Bonds,
Ser. R209	ZAR	6.25	3/31/36	317,445,000		22,826,565
South African Government,
Sr. Unscd. Bonds,
Ser. R208	ZAR	6.75	3/31/21	48,850,000		4,535,176
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	399,685,000		32,715,031
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	473,455,000		45,794,866
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	64,260,000		6,209,352
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	185,305,000		18,752,813
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	42,000,000		3,913,391
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	681,470,000		78,423,246
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	153,620,000	[b]	14,755,481
Turkish Government,
Bonds	TRY	4.00	4/29/15	98,835,000	[f]	63,546,285
Turkish Government,
Bonds	TRY	7.10	3/8/23	41,110,000		17,747,446
Turkish Government,
Bonds	TRY	9.00	1/27/16	81,540,000		40,526,919
Turkish Government,
Bonds	TRY	10.00	6/17/15	57,500,000		28,934,217
Turkish Government,
Bonds	TRY	11.00	8/6/14	76,100,000		38,338,992
Total Bonds and Notes
(cost $2,453,588,932)						2,256,948,556

Short-Term Investments—.8%
U.S. Treasury Bills;
0.03%, 1/2/14
(cost $21,496,377)	21,497,000	[g]	21,496,914

Other Investment—10.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $279,414,562)	279,414,562 [h]	279,414,562

Total Investments (cost $2,754,499,871)	97.8%	2,557,860,032
Cash and Receivables (Net)	2.2%	58,339,751
Net Assets	100.0%	2,616,199,783

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
HUF—Hungarian Forint
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NGN— Nigerian Naira
PEN—Peruvian New Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
TRY—Turkish Lira
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2013, these securities were valued at $95,093,561 or 3.6% of net assets.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer
Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g Held by a broker as collateral for open forward foreign currency exchange contracts.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Russia	11.9	Peru	7.1
Short-Term/		Mexico	7.0
Money Market Investments	11.5	Poland	4.8
South Africa	10.2	Colombia	4.5
Malaysia	8.5	Hungary	4.5
Nigeria	8.4	Philippines	2.5
Brazil	7.5	Romania	2.2
Turkey	7.2		97.8

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			2,475,085,309 2,278,445,470
Affiliated issuers			279,414,562	279,414,562
Cash				2,025,893
Cash denominated in foreign currencies			15,913,252	15,676,941
Dividends and interest receivable				48,036,567
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				4,292,154
Receivable for investment securities sold				1,624,377
Receivable for shares of Beneficial Interest subscribed				1,272,543
Prepaid expenses				143,761
			2,630,932,268
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				3,615,206
Unrealized depreciation on swap agreements—Note 4				4,008,363
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				3,384,602
Payable for shares of Beneficial Interest redeemed				2,241,037
Payable for investment securities purchased				634,311
Accrued expenses				848,966
				14,732,485
Net Assets ($)			2,616,199,783
Composition of Net Assets ($):
Paid-in capital			2,854,696,322
Accumulated undistributed investment income—net				37,212,243
Accumulated net realized gain (loss) on investments				(75,390,092)
Accumulated net unrealized appreciation (depreciation) on
investments, swap transactions and foreign currency transactions				(200,318,690)
Net Assets ($)			2,616,199,783

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	63,867,400	19,766,768	2,457,372,112	75,193,503
Shares Outstanding	4,582,823	1,440,055	176,085,837	5,383,317
Net Asset Value Per Share ($)	13.94	13.73	13.96	13.97

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	101,167,878
Dividends;
Affiliated issuers	86,007
Total Income	101,253,885
Expenses:
Management fee—Note 3(a)	13,425,511
Shareholder servicing costs—Note 3(c)	3,007,227
Custodian fees—Note 3(c)	1,944,189
Prospectus and shareholders’ reports	201,952
Trustees’ fees and expenses—Note 3(d)	125,323
Distribution fees—Note 3(b)	84,202
Registration fees	45,145
Professional fees	41,812
Loan commitment fees—Note 2	18,890
Interest expense—Note 2	1,847
Miscellaneous	60,817
Total Expenses	18,956,915
Less—reduction in fees due to earnings credits—Note 3(c)	(2,590)
Net Expenses	18,954,325
Investment Income—Net	82,299,560
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(141,958,061)
Net realized gain (loss) on forward foreign currency exchange contracts	34,258,773
Net Realized Gain (Loss)	(107,699,288)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(85,623,726)
Net unrealized appreciation (depreciation) on swap transactions	(2,438,443)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	7,671,528
Net Unrealized Appreciation (Depreciation)	(80,390,641)
Net Realized and Unrealized Gain (Loss) on Investments	(188,089,929)
Net (Decrease) in Net Assets Resulting from Operations	(105,790,369)

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Operations ($):
Investment income—net	82,299,560	144,295,349
Net realized gain (loss) on investments	(107,699,288)	100,773,064
Net unrealized appreciation
(depreciation) on investments	(80,390,641)	32,646,514
Net Increase (Decrease) in Net Assets
Resulting from Operations	(105,790,369)	277,714,927
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,078,242)	(1,936,327)
Class C	(269,125)	(422,203)
Class I	(61,750,355)	(82,908,789)
Class Y	(470,790)	—
Total Dividends	(63,568,512)	(85,267,319)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	6,825,315	44,956,693
Class C	1,273,965	10,135,628
Class I	719,767,489	1,932,479,050
Class Y	76,877,756	—
Dividends reinvested:
Class A	870,228	1,554,917
Class C	—	176,981
Class I	21,173,379	18,880,289
Class Y	470,783	—
Cost of shares redeemed:
Class A	(29,722,229)	(41,981,442)
Class C	(6,856,155)	(10,173,846)
Class I	(2,092,727,361)	(947,073,528)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,302,046,830)	1,008,954,742
Total Increase (Decrease) in Net Assets	(1,471,405,711)	1,201,402,350
Net Assets ($):
Beginning of Period	4,087,605,494	2,886,203,144
End of Period	2,616,199,783	4,087,605,494
Undistributed (distributions in excess of)
investment income—net	37,212,243	(11,956,582)

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Capital Share Transactions:
Class Ab
Shares sold	486,211	2,981,461
Shares issued for dividends reinvested	62,458	102,433
Shares redeemed	(2,095,616)	(2,838,012)
Net Increase (Decrease) in Shares Outstanding	(1,546,947)	245,882
Class Cb
Shares sold	91,414	679,141
Shares issued for dividends reinvested	—	11,805
Shares redeemed	(495,203)	(697,358)
Net Increase (Decrease) in Shares Outstanding	(403,789)	(6,412)
Class I
Shares sold	51,095,772	127,248,526
Shares issued for dividends reinvested	1,517,492	1,241,984
Shares redeemed	(148,488,361)	(65,179,355)
Net Increase (Decrease) in Shares Outstanding	(95,875,097)	63,311,155
Class Y
Shares sold	5,349,881	—
Shares issued for dividends reinvested	33,436	—
Net Increase (Decrease) in Shares Outstanding	5,383,317	—

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended May 31, 2013, 7,260 Class C shares representing $110,715 were exchanged for 7,152
Class A shares.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2013			Year Ended May 31,
Class A Shares	(Unaudited)	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	14.57	13.32	15.22	13.39	12.11	12.50
Investment Operations:
Investment income—net[b]	.31	.61	.67	.65	.55	.45
Net realized and unrealized
gain (loss) on investments	(.73)	.98	(1.87)	1.61	.96	(.59)
Total from Investment Operations	(.42)	1.59	(1.20)	2.26	1.51	(.14)
Distributions:
Dividends from
investment income—net	(.21)	(.34)	(.59)	(.36)	(.18)	(.25)
Dividends from net realized
gain on investments	—	—	(.11)	(.07)	(.05)	—
Total Distributions	(.21)	(.34)	(.70)	(.43)	(.23)	(.25)
Net asset value, end of period	13.94	14.57	13.32	15.22	13.39	12.11
Total Return (%)[c]	(2.93)[d]	11.83	(8.12)	17.21	12.56	(.95)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27 [e]	1.24	1.22	1.27	1.50	3.08	[e]
Ratio of net expenses
to average net assets	1.27 [e]	1.24	1.22	1.27	1.32	1.35	[e]
Ratio of net investment income
to average net assets	4.43 [e]	4.09	4.64	4.48	4.22	5.67	[e]
Portfolio Turnover Rate	31.87 [d]	58.82	112.87	97.99	74.25	108.46	[d]
Net Assets, end of period
($ x 1,000)	63,867	89,327	78,351	79,957	38,428	17,469

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2013			Year Ended May 31,
Class C Shares	(Unaudited)	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	14.35	13.14	15.06	13.29	12.07	12.50
Investment Operations:
Investment income—net[b]	.25	.48	.55	.53	.46	.39
Net realized and unrealized
gain (loss) on investments	(.71)	.97	(1.85)	1.60	.95	(.59)
Total from Investment Operations	(.46)	1.45	(1.30)	2.13	1.41	(.20)
Distributions:
Dividends from
investment income—net	(.16)	(.24)	(.51)	(.29)	(.14)	(.23)
Dividends from net realized
gain on investments	—	—	(.11)	(.07)	(.05)	—
Total Distributions	(.16)	(.24)	(.62)	(.36)	(.19)	(.23)
Net asset value, end of period	13.73	14.35	13.14	15.06	13.29	12.07
Total Return (%)[c]	(3.29)[d]	10.98	(8.83)	16.28	11.73	(1.49)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.00 [e]	2.00	1.96	1.99	2.27	3.84	[e]
Ratio of net expenses
to average net assets	2.00 [e]	2.00	1.96	1.99	2.09	2.10	[e]
Ratio of net investment income
to average net assets	3.57 [e]	3.25	3.84	3.65	3.53	4.92	[e]
Portfolio Turnover Rate	31.87 [d]	58.82	112.87	97.99	74.25	108.46	[d]
Net Assets, end of period
($ x 1,000)	19,767	26,463	24,306	14,953	1,888	966

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2013				Year Ended May 31,
Class I Shares	(Unaudited)	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	14.60	13.34	15.25	13.42	12.12	12.50
Investment Operations:
Investment income—net[b]	.33	.65	.70	.69	.41	.47
Net realized and unrealized
gain (loss) on investments	(.73)	.99	(1.88)	1.62	1.14	(.59)
Total from
Investment Operations	(.40)	1.64	(1.18)	2.31	1.55	(.12)
Distributions:
Dividends from
investment income—net	(.24)	(.38)	(.62)	(.41)	(.20)	(.26)
Dividends from net realized
gain on investments	—	—	(.11)	(.07)	(.05)	—
Total Distributions	(.24)	(.38)	(.73)	(.48)	(.25)	(.26)
Net asset value,
end of period	13.96	14.60	13.34	15.25	13.42	12.12
Total Return (%)	(2.82)[c]	12.18	(7.94)	17.45	12.94	(.79)[c]
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.05 [d]	.94	.93	.97	1.02	2.84	[d]
Ratio of net expenses
to average net assets	1.05 [d]	.94	.93	.97	1.01	1.10	[d]
Ratio of net investment
income to average
net assets	4.61 [d]	4.35	4.88	4.73	3.60	5.92	[d]
Portfolio Turnover Rate	31.87 [c]	58.82	112.87	97.99	74.25	108.46	[c]
Net Assets, end of period
($ x 1,000)	2,457,372	3,971,815	2,783,546	2,304,400	561,401	970

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Period Ended
Class Y Shares	November 30, 2013 [a]
Per Share Data ($):
Net asset value, beginning of period	13.89
Investment Operations:
Investment income—net[b]	.19
Net realized and unrealized
gain (loss) on investments	(.02)
Total from Investment Operations	.17
Distributions:
Dividends from investment income—net	(.09)
Net asset value, end of period	13.97
Total Return (%)[c]	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.97
Ratio of net expenses to average net assets[d]	.97
Ratio of net investment income
to average net assets[d]	4.28
Portfolio Turnover Rate[c]	31.87
Net Assets, end of period ($ x 1,000)	75,194

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering five series, including the fund.The fund’s investment objective seeks to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on April 24-25, 2013, the Trust’s Board of Trustees (the “Board”) approved, effective July 1, 2013 for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value, generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the

Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign
Government	—	2,256,948,556	—	2,256,948,556
Mutual Funds	279,414,562	—	—	279,414,562
U.S. Treasury	—	21,496,914	—	21,496,914
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	4,292,154	—	4,292,154
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	(3,384,602)	—	(3,384,602)
Swaps†	—	(4,008,363)	—	(4,008,363)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

At November 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2013 were as follows:

Affiliated
Investment	Value		Value		Net
Company	5/31/2013 ($)	Purchases ($)	Sales ($)	11/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	272,304,675	1,774,750,203	1,767,640,316	279,414,562	10.7

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2013 was as follows: ordinary income $85,267,319. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2013 was approximately $333,300 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement between the Manager and the fund, the fund has agreed to pay the Manager a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended November 30, 2013, the Distributor retained $281 from commissions earned on sales of the fund’s Class A shares and $20,045 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2013, Class C shares were charged $84,202 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2013, Class A and Class C shares were charged $89,160 and $28,067, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $626,253 for transfer agency services and $42,554 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,588.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2013, the fund was charged $1,944,189 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $11,440 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended November 30, 2013, the fund was charged $4,571 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,641,427, Distribution Plan fees $12,515, Shareholder Services Plan fees $17,687, custodian fees $1,627,155, Chief Compliance Officer fees $3,833 and transfer agency fees $312,589.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended November 30, 2013, redemption fees charged and retained by the fund amounted to $130,390.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and swap transactions, during the period ended November 30, 2013, amounted to $1,009,392,166 and $2,048,915,119, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at November 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
1/3/2014 [a]	20,670,000	8,876,196	8,779,183	(97,013)
1/3/2014 [b]	30,830,000	13,146,561	13,094,446	(52,115)
2/4/2014 [b]	36,765,000	15,717,920	15,492,960	(224,960)
Chilean Peso,
Expiring
1/31/2014 [c]	10,396,380,000	19,738,713	19,389,901	(348,812)
Colombian Peso,
Expiring
12/13/2013 [b]	63,668,000,000	32,994,946	32,910,065	(84,881)
Euro,
Expiring:
1/31/2014 [c]	8,840,000	11,956,349	12,012,404	56,055
1/31/2014 [d]	25,125,000	34,006,688	34,141,589	134,901
Hungarian Forint,
Expiring:
1/31/2014 [e]	6,269,665,000	28,253,436	28,158,394	(95,042)
1/31/2014 [f]	6,789,320,000	30,675,101	30,492,274	(182,827)
1/31/2014 [g]	8,894,860,000	40,168,262	39,948,700	(219,562)
Malaysian Ringgit,
Expiring
1/30/2014 [a]	67,895,000	21,302,397	20,982,511	(319,886)
Mexican New Peso,
Expiring:
1/31/2014 [b]	230,025,000	17,545,766	17,445,141	(100,625)
1/31/2014 [e]	884,285,000	67,445,009	67,064,347	(380,662)
1/31/2014 [f]	570,690,000	43,536,538	43,281,241	(255,297)
Polish Zloty,
Expiring:
1/31/2014 [a]	56,980,000	18,277,465	18,347,235	69,770
1/31/2014 [c]	62,145,000	19,931,046	20,010,336	79,290
1/31/2014 [d]	58,020,000	18,614,052	18,682,110	68,058
1/31/2014 [e]	179,940,000	57,741,552	57,939,655	198,103
1/31/2014 [f]	101,035,000	32,394,975	32,532,695	137,720
1/31/2014 [h]	63,495,000	20,368,588	20,445,028	76,440

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Romanian Leu,
Expiring:
12/13/2013 [h]	42,000,000	12,755,916	12,871,719	115,803
1/14/2014 [f]	80,000,000	24,757,316	24,478,041	(279,275)
1/28/2014 [c]	50,000,000	15,435,567	15,287,949	(147,618)
1/30/2014 [c]	44,300,000	13,465,439	13,543,756	78,317
Russian Ruble,
Expiring
1/31/2014 [d]	257,580,000	7,745,945	7,684,196	(61,749)
Thai Baht,
Expiring
1/31/2014 [c]	511,705,000	16,066,091	15,886,871	(179,220)
Turkish Lira,
Expiring
1/31/2014 [f]	90,040,000	44,228,313	44,005,519	(222,794)
Sales:		Proceeds ($)
Chilean Peso,
Expiring
1/31/2014 [b]	3,428,520,000	6,516,860	6,394,405	122,455
Colombian Peso,
Expiring:
12/13/2013 [a]	93,239,135,000	49,407,379	48,195,420	1,211,959
1/31/2014 [b]	5,000,000,000	2,577,984	2,572,827	5,157
1/31/2014 [c]	90,152,100,000	46,713,353	46,389,153	324,200
Euro,
Expiring:
12/13/2013 [h]	9,470,000	12,784,500	12,867,965	(83,465)
1/14/2014 [f]	18,020,000	24,782,906	24,486,069	296,837
1/28/2014 [c]	11,260,000	15,501,079	15,300,784	200,295
Nigerian Naira,
Expiring
2/21/2014 [a]	1,253,000,000	7,751,315	7,762,703	(11,388)
Peruvian New Sol,
Expiring:
12/13/2013 [a]	30,105,000	10,813,578	10,738,546	75,032
1/31/2014 [a]	14,770,000	5,222,772	5,232,023	(9,251)
1/31/2014 [d]	65,030,000	23,007,618	23,035,778	(28,160)
Philippine Peso,
Expiring
1/30/2014 [a]	771,960,000	17,803,506	17,664,989	138,517
Russian Ruble,
Expiring:
1/31/2014 [c]	409,590,000	12,285,243	12,218,999	66,244
1/31/2014 [e]	571,560,000	17,143,371	17,050,931	92,440

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Thai Baht,
Expiring
1/31/2014 [f]	1,811,425,000	56,909,362	56,239,192	670,170
South African Rand,
Expiring
1/31/2014 [d]	78,615,000	7,714,917	7,640,526	74,391
Gross Unrealized
Appreciation				4,292,154
Gross Unrealized
Depreciation				(3,384,602)

Counterparties:
a	Citigroup
b	Morgan Stanley Capital Services
c	Barclays Bank
d	Deutsche Bank
e	Goldman Sachs International
f	JP Morgan Chase Bank
g	Royal Bank of Scotland
h	Credit Suisse

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the coun-terparty over the agreement’s remaining life, to the extent that the amount is positive.This risk is mitigated by master netting arrangements (“MNA”) between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at November 30, 2013:

OTC—Interest Rate Swaps

Notional	Currency/		(Pay) Receive		Unrealized
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	(Depreciation) ($)

396,200,000	BRL—1 Year	Barclays
	LIBOR	Bank	8.06	1/2/2015	(4,008,363)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of November 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	4,292,154	Foreign exchange risk[2]	(3,384,602)
		Interest rate risk[3]	(4,008,363)
Gross fair value of
derivatives contracts	4,292,154		(7,392,965)

Statement of Assets and Liabilities location:
1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on swap agreements.

The effect of derivative instruments in the Statement of Operations during the period ended November 30, 2013 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Forward
Underlying risk	Contracts[4]
Foreign exchange	34,258,773

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Forward	Swap
Underlying risk	Contracts[5]	Transactions[6]	Total
Interest rate	—	(2,438,443)	(2,438,443)
Foreign exchange	7,671,528	—	7,671,528
Total	7,671,528	(2,438,443)	5,233,085

Statement of Operations location:
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on swap transactions.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions during the current reporting period. These disclosures are required for certain investments, including derivative financial instruments subject to MNA or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At November 30, 2013, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	4,292,154	(3,384,602)
Swaps	—	(4,008,363)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	4,292,154	(7,392,965)
Derivatives not subject to MNA or
similar agreements	1,601,958	(4,702,769)
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	2,690,196	(2,690,196)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of November 30, 2013:

	Gross Amount of	Financial
Liabilities Presented		Instruments
	in the Statement	and
	of Assets and	Derivatives	Net	Securities	Cash
	Liabilities by the	Available Amounts of		Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	for Offset ($)	Liabilities ($)	Pledged ($)[2]	Pledged ($)[2] Exposure ($)
Barclays Bank	(4,684,013)	804,401	(3,879,612)	3,879,612	—	—
Citigroup	(437,538)	437,538	—	—	—	—
Credit Suisse	(83,465)	—	(83,465)	—	—	(83,465)
Deutsche Bank	(89,909)	89,909	—	—	—	—
Goldman Sachs
International	(475,704)	290,543	(185,161)	185,161	—	—
JP Morgan
Chase Bank	(940,193)	940,193	—	—	—	—
Morgan Stanley
Capital Services	(462,581)	127,612	(334,969)	—	—	(334,969)
Royal Bank of
Scotland	(219,562)	—	(219,562)	—	—	(219,562)
Total	(7,392,965)	2,690,196	(4,702,769)	4,064,773	—	(637,996)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2013:

Average Market Value ($)
Forward contracts	1,252,172,493

The following summarizes the average notional value of swap agreements outstanding during the period ended November 30, 2013:

Average Notional Value ($)
Interest rate swap agreements	175,375,536

At November 30, 2013, accumulated net unrealized depreciation on investments was $196,639,839, consisting of $18,207,636 gross unrealized appreciation and $214,847,475 gross unrealized depreciation.

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Equity Income Fund

SEMIANNUAL REPORT November 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Equity Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2013, through November 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although expectations of higher long-term interest rates and a more moderately stimulative monetary policy sparked volatility in the U.S. stock market early in the reporting period, improved U.S. economic conditions subsequently drove stock prices higher. Even the 16-day U.S. government shutdown in October failed to derail the market’s advance, enabling some broad measures of stock market performance to reach new record highs by the reporting period’s end. Stocks across most capitalization ranges and investment styles produced strong results.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for more moderate economic expansion. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 16, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through November 30, 2013, as provided byWarren Chiang, C.Wesley Boggs, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2013, Dreyfus Equity Income Fund’s Class A shares produced a total return of 9.50%, Class C shares returned 9.06%, and Class I shares returned 9.66%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), provided a total return of 11.91% for the same period.2 The fund’s Class Y shares produced a total return of 10.47% for the period since its inception of July 1, 2013, through November 30, 2013.

U.S. stocks rallied over the reporting period in response to improving economic conditions and an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”).The fund produced lower returns than the S&P 500 Index, mainly due to its focus on dividend-paying stocks at a time when more speculative, growth-oriented companies led the rally.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income.To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying stocks and other investments and investment techniques that provide income.When selecting securities, we use a computer model to identify and rank stocks within an industry or sector. Next, based on fundamental analysis, we generally select what we believe to be the most attractive of the higher ranked securities.We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Recovering Economy Fueled Market’s Gains

U.S. stocks had rallied strongly amid a sustained economic recovery in the months prior to the start of the reporting period, as domestic growth was supported by employment gains, rebounding housing markets, and greater manufacturing activity. Investors were particularly encouraged by a new, open-ended round of quantitative easing that was launched by the Fed during the fall of 2012.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

However, just days before the reporting period began, the Fed indicated that it would back away from its quantitative easing program sooner than most analysts had expected, sparking heightened stock market volatility in June. Equity markets generally stabilized over the summer, and stocks advanced strongly in the fall when the Fed unexpectedly refrained from tapering its bond purchasing program. Even a federal government shutdown in October failed to derail the rally, enabling the S&P 500 Index to reach new record highs by the reporting period’s end. Moreover, all 10 of the market sectors represented in the benchmark posted positive absolute returns for the reporting period.

The stock market rally was led during the reporting period by lower quality, growth-oriented companies. Although the well-established, dividend-paying stocks in which the fund primarily invests participated in the market’s advance, they generally lagged their more speculative counterparts.

Security Selection Strategy Produced Mixed Results

In this environment, the four primary factors considered by our quantitative investment process—valuations, earnings quality, behavioral characteristics, and dividend income—proved more effective in identifying individual winners in some market sectors than in others. For example, the fund encountered disappointments in the financials sector, where mortgage-backed securities investor Annaly Capital Management proved sensitive to rising long-term interest rates despite strong earnings and a dividend distribution rate of more than 10%. Likewise, results from the materials sector were undermined by metals producer Southern Copper, which was hurt by falling commodity prices. In the consumer discretionary sector, the fund did not own some of the market segment’s top performers, such as Internet retailer Amazon.com, which did not meet our valuation, earnings quality, or dividend income criteria.

On a more positive note, the fund achieved above-average returns in the industrials sector, which ranked among the market’s better performing segments.The fund’s results were bolstered by robust gains posted by physical and digital communications company Pitney Bowes, which received high scores on all four of our statistical models. Printing services provider R.R. Donnelley & Sons also fared well as it successfully transitioned from a focus on telephone directories to catalogs and other commercial printing.

4

Finding Income Opportunities in Certain Sectors

Despite richer equity valuations in some industry groups, our investment process has continued to identify dividend-paying companies with attractive valuations and high levels of earnings quality in several market sectors.We have continued to find an ample number of income-oriented opportunities in the utilities, telecommunications services, and consumer staples sectors, where dividend yields historically have been generous. Conversely, we have maintained underweighted exposure to the information technology sector, which contains a substantial number of high-growth companies that pay low or no dividends. While the fund ended the reporting period with an underweighted position in the financials sector, we may increase the fund’s exposure to large banks if their earnings continue to recover from the 2008 financial crisis and dividend payments resume.

December 16, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2013 to November 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2013 †

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††	$5.83	$9.75	$4.52	$3.73
Ending value (after expenses)	$1,095.00	$1,090.60	$1,096.60	$1,104.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2013

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††††	$5.62	$9.40	$4.36	$4.31
Ending value (after expenses)	$1,019.50	$1,015.74	$1,020.76	$1,020.81

†	From July 1, 2013 (commencement of initial offering) to November 30, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.11% for Class A, 1.86% for Class C and .86% for
Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .85% for Class Y, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period June 1, 2013 to November 30, 2013.
†††† Expenses are equal to the fund’s annualized expense ratio of 1.11% for Class A, 1.86% for Class C, .86% for
Class I and .85% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
November 30, 2013 (Unaudited)

Common Stocks—98.9%	Shares		Value ($)
Banks—2.4%
Bank of Hawaii	3,600		212,940
Commerce Bancshares	5,665		255,605
New York Community Bancorp	125,200		2,068,304
People’s United Financial	20,760		314,306
Wells Fargo & Co.	38,800		1,707,976
			4,559,131
Capital Goods—5.4%
General Dynamics	3,060		280,480
General Electric	234,400		6,249,104
Lockheed Martin	1,910		270,590
Northrop Grumman	19,000		2,140,920
Raytheon	12,920		1,145,746
			10,086,840
Commercial & Professional Services—7.2%
Pitney Bowes	290,415		6,728,916
R.R. Donnelley & Sons	364,000		6,734,000
			13,462,916
Consumer Durables & Apparel—2.5%
Garmin	29,400		1,427,664
Hasbro	34,010		1,830,418
Leggett & Platt	20,300		613,263
Mattel	16,020		741,245
			4,612,590
Consumer Services—3.1%
H&R Block	167,190		4,662,929
Starwood Hotels & Resorts Worldwide	12,850	[a]	957,068
Wynn Resorts	1,100		182,457
			5,802,454
Diversified Financials—5.0%
American Express	8,070		692,406
Ares Capital	197,500		3,630,050
JPMorgan Chase & Co.	50,955		2,915,645
SLM	83,600		2,227,940
			9,466,041

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy—7.5%
Chevron	24,510	3,001,004
ConocoPhillips	44,415	3,233,412
Exxon Mobil	61,710	5,768,651
Phillips 66	5,900	410,699
RPC	25,000	441,750
Schlumberger	8,450	747,149
Valero Energy	9,300	425,196
		14,027,861
Food & Staples Retailing—5.5%
CVS Caremark	36,770	2,462,119
Wal-Mart Stores	74,990	6,074,940
Walgreen	28,440	1,683,648
		10,220,707
Food, Beverage & Tobacco—5.8%
Altria Group	172,720	6,387,186
Campbell Soup	8,000	309,840
ConAgra Foods	13,830	456,252
Dr. Pepper Snapple Group	7,210	347,955
Philip Morris International	40,290	3,446,407
		10,947,640
Health Care Equipment & Services—1.6%
Abbott Laboratories	23,980	915,796
Humana	2,120	220,459
Medtronic	19,350	1,109,142
WellPoint	7,200	668,736
		2,914,133
Household & Personal Products—.6%
Procter & Gamble	12,450	1,048,539
Insurance—1.5%
Cincinnati Financial	4,300	225,363
MetLife	30,750	1,604,842
Old Republic International	40,900	703,480
Prudential Financial	4,105	364,360
		2,898,045
Materials—2.6%
Dow Chemical	60,300	2,355,318
Packaging Corporation of America	30,400	1,862,304

8

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Southern Copper	26,256		659,026
			4,876,648
Media—1.5%
Gannett	40,150		1,086,459
Regal Entertainment Group, Cl. A	75,100		1,462,948
Viacom, Cl. B	3,090		247,725
			2,797,132
Pharmaceuticals, Biotech & Life Sciences—11.0%
AbbVie	7,430		359,983
Bristol-Myers Squibb	119,560		6,142,993
Eli Lilly & Co.	87,770		4,407,809
Johnson & Johnson	9,500		899,270
Merck & Co.	45,110		2,247,831
Pfizer	204,407		6,485,834
			20,543,720
Real Estate—4.9%
Annaly Capital Management	434,760	[a]	4,417,162
CBL & Associates Properties	30,850	[a]	557,151
CommonWealth	13,810	[a]	329,645
Corrections Corporation of America	29,800	[a]	993,830
Hatteras Financial	31,850	[a]	532,213
HCP	5,400	[a]	198,558
Hospitality Properties Trust	20,640	[a]	560,789
Kimco Realty	8,900	[a]	183,518
Macerich	7,400	[a]	421,356
MFA Financial	145,600	[a]	1,061,424
			9,255,646
Retailing—1.9%
American Eagle Outfitters	17,650		287,165
Foot Locker	12,950		503,625
Genuine Parts	3,170		262,603
Home Depot	27,840		2,245,853
Target	5,500		351,615
			3,650,861
Semiconductors & Semiconductor Equipment—3.6%
Intel	207,745		4,952,641
Maxim Integrated Products	23,005		655,182

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Microchip Technology	9,900	428,571
Texas Instruments	18,000	774,000
		6,810,394
Software & Services—5.9%
CA	88,200	2,910,600
International Business Machines	5,040	905,587
Microsoft	159,585	6,084,976
Oracle	33,740	1,190,685
		11,091,848
Technology Hardware & Equipment—5.4%
Apple	6,710	3,731,230
Cisco Systems	25,800	548,250
Hewlett-Packard	38,200	1,044,770
Seagate Technology	98,400	4,825,536
		10,149,786
Telecommunication Services—6.0%
AT&T	145,160	5,111,084
CenturyLink	13,500	414,450
Frontier Communications	115,400	540,072
Verizon Communications	86,170	4,275,755
Windstream Holdings	101,550	819,508
		11,160,869
Transportation—1.9%
Union Pacific	1,200	194,448
United Parcel Service, Cl. B	32,520	3,329,398
		3,523,846
Utilities—6.1%
Ameren	32,210	1,154,728
American Electric Power	120,610	5,675,907
Consolidated Edison	6,240	344,510
Duke Energy	2,000	139,920
Edison International	7,500	346,575
Pepco Holdings	21,290	406,213
Pinnacle West Capital	22,950	1,224,612
Public Service Enterprise Group	10,560	345,206

10

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Southern	13,850	562,726
Wisconsin Energy	28,950	1,209,242
		11,409,639
Total Common Stocks
(cost $158,309,593)		185,317,286

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,369,335)	1,369,335 [b]	1,369,335

Total Investments (cost $159,678,928)	99.6%	186,686,621
Cash and Receivables (Net)	.4%	757,357
Net Assets	100.0%	187,443,978

a	Investment in real estate investment trust.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Pharmaceuticals, Biotech &		Semiconductors & Semiconductor
Life Sciences	11.0	Equipment	3.6
Energy	7.5	Consumer Services	3.1
Commercial & Professional Services	7.2	Materials	2.6
Utilities	6.1	Consumer Durables & Apparel	2.5
Telecommunication Services	6.0	Banks	2.4
Software & Services	5.9	Retailing	1.9
Food, Beverage & Tobacco	5.8	Transportation	1.9
Food & Staples Retailing	5.5	Health Care Equipment & Services	1.6
Capital Goods	5.4	Insurance	1.5
Technology Hardware &		Media	1.5
Equipment	5.4	Money Market Investment	.7
Diversified Financials	5.0	Household & Personal Products	.6
Real Estate	4.9		99.6

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		158,309,593 185,317,286
Affiliated issuers			1,369,335	1,369,335
Cash				835,638
Dividends receivable				655,475
Receivable for shares of Beneficial Interest subscribed				183,873
Prepaid expenses				40,386
			188,401,993
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				183,551
Payable for investment securities purchased				712,750
Payable for shares of Beneficial Interest redeemed				6,031
Accrued expenses				55,683
				958,015
Net Assets ($)			187,443,978
Composition of Net Assets ($):
Paid-in capital			159,069,372
Accumulated undistributed investment income—net				578,066
Accumulated net realized gain (loss) on investments				788,847
Accumulated net unrealized appreciation
(depreciation) on investments				27,007,693
Net Assets ($)			187,443,978

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	151,208,835	12,068,361	24,165,686	1,096
Shares Outstanding	9,074,142	732,288	1,445,263	65.531
Net Asset Value Per Share ($)	16.66	16.48	16.72	16.72
See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,013,722
Affiliated issuers	540
Income from securities lending—Note 1(b)	6,288
Total Income	3,020,550
Expenses:
Management fee—Note 3(a)	582,862
Shareholder servicing costs—Note 3(c)	220,948
Custodian fees—Note 3(c)	42,282
Registration fees	41,857
Distribution fees—Note 3(b)	37,449
Professional fees	33,294
Prospectus and shareholders’ reports	10,475
Trustees’ fees and expenses—Note 3(d)	4,641
Loan commitment fees—Note 2	749
Miscellaneous	10,789
Total Expenses	985,346
Less—reduction in expenses due to undertaking—Note 3(a)	(109,528)
Less—reduction in fees due to earnings credits—Note 3(c)	(52)
Net Expenses	875,766
Investment Income—Net	2,144,784
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	468,174
Net unrealized appreciation (depreciation) on investments	12,358,211
Net Realized and Unrealized Gain (Loss) on Investments	12,826,385
Net Increase in Net Assets Resulting from Operations	14,971,169

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Operations ($):
Investment income—net	2,144,784	3,121,456
Net realized gain (loss) on investments	468,174	829,348
Net unrealized appreciation
(depreciation) on investments	12,358,211	13,817,460
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,971,169	17,768,264
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,606,143)	(2,527,413)
Class C	(90,580)	(158,274)
Class I	(232,518)	(221,283)
Class Y	(8)	—
Net realized gain on investments:
Class A	—	(811,125)
Class C	—	(65,432)
Class I	—	(44,405)
Total Dividends	(1,929,249)	(3,827,932)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	44,451,328	59,328,002
Class C	4,117,904	4,032,308
Class I	13,317,941	14,737,847
Class Y	1,000	—
Dividends reinvested:
Class A	1,482,989	3,132,117
Class C	55,690	137,589
Class I	127,171	164,383
Cost of shares redeemed:
Class A	(12,753,245)	(18,929,946)
Class C	(666,685)	(1,551,671)
Class I	(2,750,174)	(7,082,265)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	47,383,919	53,968,364
Total Increase (Decrease) in Net Assets	60,425,839	67,908,696
Net Assets ($):
Beginning of Period	127,018,139	59,109,443
End of Period	187,443,978	127,018,139
Undistributed investment income—net	578,066	362,531

14

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Capital Share Transactions:
Class Ab
Shares sold	2,827,176	4,130,568
Shares issued for dividends reinvested	95,958	224,896
Shares redeemed	(813,937)	(1,323,224)
Net Increase (Decrease) in Shares Outstanding	2,109,197	3,032,240
Class Cb
Shares sold	265,869	285,139
Shares issued for dividends reinvested	3,658	10,023
Shares redeemed	(42,887)	(107,907)
Net Increase (Decrease) in Shares Outstanding	226,640	187,255
Class I
Shares sold	845,104	1,026,488
Shares issued for dividends reinvested	8,203	11,641
Shares redeemed	(175,626)	(513,658)
Net Increase (Decrease) in Shares Outstanding	677,681	524,471
Class Y
Shares sold	65.531	—

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended May 31, 2013, 24,234 Class C shares representing $378,294 were exchanged for to
23,988 Class A shares.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2013				Year Ended May 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.42		13.16	13.23	10.52	9.24	13.17
Investment Operations:
Investment income—net[a]	.22		.50	.39	.23	.16	.19
Net realized and unrealized
gain (loss) on investments	1.23		2.40	.01	2.66	1.27	(3.93)
Total from Investment Operations	1.45		2.90	.40	2.89	1.43	(3.74)
Distributions:
Dividends from
investment income—net	(.21)		(.49)	(.36)	(.18)	(.15)	(.19)
Dividends from net realized
gain on investments	—		(.15)	(.11)	—	—	—
Total Distributions	(.21)		(.64)	(.47)	(.18)	(.15)	(.19)
Net asset value, end of period	16.66		15.42	13.16	13.23	10.52	9.24
Total Return (%)[b]	9.50	[c]	22.65	3.18	27.70	15.55	(28.60)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.24	[d]	1.30	1.80	5.40	9.40	11.74
Ratio of net expenses
to average net assets	1.11	[d]	1.15	1.19	1.50	1.50	1.50
Ratio of net investment income
to average net assets	2.78	[d]	3.48	2.99	1.85	1.49	1.95
Portfolio Turnover Rate	9.65	[c]	53.66	66.38	121.84	76.05	29.06
Net Assets, end of period
($ x 1,000)	151,209		107,425	51,754	2,312	1,236	957

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
November 30, 2013				Year Ended May 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.26		13.03	13.10	10.43	9.18	13.12
Investment Operations:
Investment income—net[a]	.16		.39	.30	.13	.09	.11
Net realized and unrealized
gain (loss) on investments	1.21		2.37	.01	2.65	1.26	(3.92)
Total from Investment Operations	1.37		2.76	.31	2.78	1.35	(3.81)
Distributions:
Dividends from
investment income—net	(.15)		(.38)	(.27)	(.11)	(.10)	(.13)
Dividends from net realized
gain on investments	—		(.15)	(.11)	—	—	—
Total Distributions	(.15)		(.53)	(.38)	(.11)	(.10)	(.13)
Net asset value, end of period	16.48		15.26	13.03	13.10	10.43	9.18
Total Return (%)[b]	9.06	[c]	21.74	2.47	26.79	14.57	(29.07)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.06	[d]	2.11	2.96	6.19	10.13	13.47
Ratio of net expenses
to average net assets	1.86	[d]	1.90	2.00	2.25	2.25	2.25
Ratio of net investment income
to average net assets	2.02	[d]	2.76	2.30	1.09	.78	1.21
Portfolio Turnover Rate	9.65	[c]	53.66	66.38	121.84	76.05	29.06
Net Assets, end of period
($ x 1,000)	12,068		7,715	4,148	913	286	129

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2013				Year Ended May 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.47		13.20	13.26	10.54	9.25	13.19
Investment Operations:
Investment income—net[a]	.24		.55	.42	.25	.18	.22
Net realized and unrealized
gain (loss) on investments	1.24		2.39	.02	2.67	1.28	(3.95)
Total from Investment Operations	1.48		2.94	.44	2.92	1.46	(3.73)
Distributions:
Dividends from
investment income—net	(.23)		(.52)	(.39)	(.20)	(.17)	(.21)
Dividends from net realized
gain on investments	—		(.15)	(.11)	—	—	—
Total Distributions	(.23)		(.67)	(.50)	(.20)	(.17)	(.21)
Net asset value, end of period	16.72		15.47	13.20	13.26	10.54	9.25
Total Return (%)	9.66	[b]	22.96	3.47	28.04	15.73	(28.35)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[c]	1.12	1.60	5.25	9.28	11.55
Ratio of net expenses
to average net assets	.86	[c]	.90	.93	1.25	1.25	1.25
Ratio of net investment income
to average net assets	2.99	[c]	3.74	3.31	2.07	1.72	2.19
Portfolio Turnover Rate	9.65	[b]	53.66	66.38	121.84	76.05	29.06
Net Assets, end of period
($ x 1,000)	24,166		11,878	3,208	72	81	53

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

Period Ended
Class Y Shares	November 30, 2013 [a]
Per Share Data ($):
Net asset value, beginning of period	15.26
Investment Operations:
Investment income—net[b]	.19
Net realized and unrealized gain (loss) on investments	1.40
Total from Investment Operations	1.59
Distributions:
Dividends from investment income—net	(.13)
Net asset value, end of period	16.72
Total Return (%)[c]	10.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.90
Ratio of net expenses to average net assets[d]	.85
Ratio of net investment income to average net assets[d]	2.95
Portfolio Turnover Rate[c]	9.65
Net Assets, end of period ($ x 1,000)	1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Shareholder Services Plan fee. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and real-

20

ized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

22

ties and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	185,317,286	—	—	185,317,286
Mutual Funds	1,369,335	—	—	1,369,335

†	See Statement of Investments for additional detailed categorizations.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended November 30, 2013,The Bank of NewYork Mellon earned $1,354 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

24

in affiliated investment companies during the period ended November 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	5/31/2013	($)	Purchases ($)	Sales ($)	11/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	450,401		36,599,503	35,680,569	1,369,335.7
Dreyfus
Institutional
Cash
Advantage
Fund	8,079,227		852,407	8,931,634	—		—
Total	8,529,628		37,451,910	44,612,203	1,369,335.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2013, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2013 was as follows: ordinary income $3,810,727 and long-term capital gains $17,205.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed, from June 1, 2013 through June 30, 2013, to

26

waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .90% of the value of the fund’s average daily net assets. Thereafter, the Manager has contractually agreed, from July 1, 2013 through October 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding certain expenses as described above) do not exceed .85% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $109,528 during the period ended November 30, 2013.

During the period ended November 30, 2013, the Distributor retained $18,692 from commissions earned on sales of the fund’s Class A shares and $1,201 from CDSC’s on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2013, Class C shares were charged $37,449, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2013, Class A and Class C shares were charged $159,254 and $12,483, respectively, pursuant to the Shareholder Services Plan.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $16,287 for transfer agency services and $898 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $52.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2013, the fund was charged $42,282 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $213 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

28

During the period ended November 30, 2013, the fund was charged $4,571 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $113,112, Distribution Plan fees $7,303, Shareholder Services Plan fees $32,837, custodian fees $30,308, Chief Compliance Officer fees $3,833 and transfer agency fees $10,338, which are offset against an expense reimbursement currently in effect in the amount $14,180.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2013, amounted to $60,994,761 and $14,833,393, respectively.

At November 30, 2013, accumulated net unrealized appreciation on investments was $27,007,693, consisting of $30,161,232 gross unrealized appreciation and $3,153,539 gross unrealized depreciation.

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 23, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)